Provisions for legal proceedings, judicial deposits and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Schedule of provisions for legal proceedings

Non-current liabilities	12.31.2025	12.31.2024
Labor claims	691	636
Tax claims	737	400
Civil claims	1,601	1,605
Environmental claims	221	192
Total	3,250	2,833

Schedule of reconciliation of provisions for legal proceedings

	2025	2024
Opening Balance	2,833	3,305
Additions, net of reversals	1,067	478
Use of provision	(989)	(730)
Revaluation of existing proceedings and interest charges	21	541
Others	(15)	16
Translation adjustment	333	(777)
Closing Balance	3,250	2,833

Schedule of non-current assets

Non-current assets	12.31.2025	12.31.2024
Tax	10,172	8,187
Labor	839	777
Civil	3,702	2,694
Environmental and others	101	90
Total	14,814	11,748

Schedule of reconciliation of judicial deposits with legal proceedings

	2025	2024
Opening Balance	11,748	14,746
Additions	524	1,010
Use (1)	(188)	(1,526)
Accruals and charges	1,224	737
Others	(1)	9
Translation adjustment	1,507	(3,228)
Closing Balance	14,814	11,748
(1) Includes, in 2024, US$ 1.276 referring to the nominal values of deposits used when enrolling into the tax settlement program, in the second quarter of 2024, on the incidence of CIDE, PIS and COFINS on remittances abroad under a vessel and platform charter agreement as detailed in note 18.

Schedule of estimated contingent liabilities

Nature	12.31.2025	12.31.2024
Tax	25,585	21,307
Labor	1,844	6,465
Civil	12,748	10,910
Environmental and others	1,394	1,298
Total	41,571	39,980

Schedule of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible

		Estimate
Description of tax matters - PIS, COFINS, social security contributions, Withholding Income Tax (IRRF), CIDE, VAT Tax (ICMS) and others	12.31.2025	12.31.2024
Plaintiff: Federal Revenue of Brazil
1) Disallowance of credits and deduction of the PIS and COFINS tax base, including in ship or pay contracts and charters of aircraft and vessels.
Current status: The claims involve lawsuits in different administrative and judicial stages. In 2025, the increase refers, in particular, to the receipt of a new infraction notice.	4,515	2,887
2) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting defense judgment and appeals at the administrative and judicial levels. In 2025, the increase occurred, in particular, due to the receipt of new infraction notice and active debt registration in one of the processes.	1,559	1,090
3) Collection of PIS/COFINS – Incidences on Amnesties.
Current status: Collection of social contributions PIS/COFINS, resulting from the tax transaction provided for in article 3 of Law 13,586/2017. In 2025, the increase refers to monetary indexation.	1,395	1,129
4) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE) and PIS and COFINS- Imports on remittances for payments of vessel charters.
Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF), occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The decreased amount in 2025 occurred due to the definitive exclusion of the penalty amount. The remaining amount (withholding income tax and interest) remains under discussion in the ongoing legal action.	1,191	1,702
5) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority
Current status: This claim involves lawsuits in different administrative and judicial stages. The increased amount in 2025 was due, in particular, to the receipt of a new decision to disapprove the project.	590	389
6) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Current status: This claim involves lawsuits in different judicial stages. In 2025, the increase refers to monetary indexation.	512	436
Plaintiff: States of SP, RJ, PA, MA, PE, AM, CE and SE Finance Departments
7) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves lawsuits in different judicial and administrative stages. In 2025, new infraction notice was received and some claim expectations changed.	331	428
Plaintiff: States of RJ, AM, PA, BA, RO, PE and RS Finance Departments
8) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2025, the increased amount was mainly due to new infraction notices received.	2,426	1,058
Plaintiff: States of AM, MT and RJ Finance Departments
9) The plaintiff alleges that the transfers between branches, especially in RJ, without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Current status: This claim involves lawsuits in different judicial and administrative stages. In 2025, the increase refers specifically to monetary indexation.	1,061	870
Plaintiff: States of RJ, AM, MG, BA, PB, SP and ES Finance Departments
10) Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.
Current status: This claim involves lawsuits in different judicial and administrative stages. In 2025, the increase refers specifically to monetary indexation and to the change of some claim expectations.	435	314
Plaintiff: States of RJ, PR, AM and PA Finance Departments
11) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2025, the decreased amount was mainly due to favorable decisions that became final and to enrolment to the amnesty granted by the state of Bahia.	459	747
Plaintiff: States of RJ, SP, BA, PE and PR Finance Departments
12) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different judicial and administrative stages. In 2025, the increase refers mainly to a new infraction notice received.	906	515
Plaintiff: States of RJ, PE, DF, ES and GO Finance Departments
13) Appropriation of ICMS credit - Monophase applicable to the acquisition of goods

Current status: This claim involves lawsuits in different administrative stages. In 2025, the increase refers specifically to the new infraction notice and monetary indexation.	870	634
Plaintiff: States of RJ, PE, CE and PB Finance Departments
14) Collection of ICMS related to State Funds.
Current status: This claim involves lawsuits in different judicial stages. In 2025, the increase refers specifically to monetary indexation.	674	544
Plaintiff: Municipal government of Angra dos Reis/RJ
15) Added value of ICMS on oil import operations.
Current status: This claim involves lawsuits in different judicial stages. In 2025, the increase refers specifically to the new judicial actions came from the Municipal government of Angra dos Reis/RJ.	409	264
16) Other tax matters	3,106	3,071
Total for PIS, COFINS, social security contributions, Withholding Income Tax (IRRF), CIDE, VAT Tax (ICMS) matters	20,439	16,078

		Estimate
Description of tax matters - Income Taxes	12.31.2025	12.31.2024
Plaintiff: Federal Revenue of Brazil
1) Income from foreign subsidiaries located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This claim involves lawsuits in different administrative and judicial stages, remaining a possible loss due to there being manifestations in favor of the Company's understanding in the Superior Courts. In 2025, there was an increase due to monetary indexation, offset by a decreased fine in a process.	3,854	3,418
2) Income taxes (IRPJ and CSLL) - Capital gains and Amortization of goodwill on the acquisition of equity interests.
Current status: This claim involves lawsuits in different administrative stages. In 2025, the decreased amount was due, in particular, to a favorable decision issued in one of the processes, which became final.	391	313
3) Collection of IRPJ and CSLL - Transfer price - Charter contracts
Current status: The processes are in the administrative level. In 2025, the decreased amount was mainly due to a favorable decision in one of the lawsuits, which became final, and to changes in expectations of certain contingencies.	−	1,207
4) IRPJ and CSLL - Adjustments to the computation of taxable income
Current status: This claim involves lawsuits in different administrative stages. In 2025, the amount is due to infraction notices.	575	−
5) Other tax matters	326	291
Total for income taxes matters	5,146	5,229
Total for tax matters	25,585	21,307

		Estimate
Description of labor matters	12.31.2025	12.31.2024
Plaintiff: Employees and Sindipetro Unions.
1) Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: In March 2024, the Supreme Federal Court (STF) recognized that the calculation formula used by the Company is valid and in accordance with what was negotiated with the labor unions. In May 2025, the Superior Labor Court (TST) adopted the same understanding, settling the interpretation favorable to the Company. In 2025, the reduction refers, in particular, to the reassessment of the expectation for remote loss, considering the standardization of the interpretation favorable to the Company and the offset of amounts resulting from decisions favorable to Petrobras that have become final.	6	4,934
2) Other labor matters
Current status: Several labor-related matters, mainly: lawsuits filed by current and former employees of the Company, as well as by labor unions that represent them; lawsuits filed by current and former outsourced employees, as well as by labor unions that represent them; and lawsuits filed by the Labor Prosecutor's Office (Ministério Público do Trabalho - MPT).	1,838	1,531
Total for labor matters	1,844	6,465

		Estimate
Description of civil matters	12.31.2025	12.31.2024
Plaintiff: Several goods and service providers
1) Claims related to goods and services supply contracts, with emphasis on discussions about economic and financial imbalance, contractual breach, fines and early termination of contracts.
Current status: The claims involve lawsuits in different judicial stages. In 2025, there was an increase in value due to new lawsuits and unfavorable decisions to Petrobras.	3,875	3,319
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
2) Proceedings challenging an ANP order requiring Petrobras to: unite Tupi and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracaba fields; to unite Tartaruga Verde and Mestiça fields and to unite Berbigão and Sururu fields, which would cause changes in the payment of special participation charge.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows. In 2025, there was an increase in the value, due to the judicial deposits that are made by Petrobras:

a) Tupi and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. Following the resumption of arbitration, the Arbitration Court issued a decision allowing the Company to provide financial guarantees for future installments of special participations, which has been put on practice since the 3rd quarter of 2025;

b) Baúna and Piracaba: the decision maintaining the suspension of arbitration was revoked, and the arbitration procedure is ongoing.

c) Tartaruga Verde and Mestiça: Petrobras was also authorized to make deposits of the disputed amounts, which continue to occur. The Federal Regional Court of the 2nd Region has so far ruled on the jurisdiction of the Arbitral Court, authorizing the continuation of the arbitration.

d) Berbigão and Sururu: ANP made a decision on January 24, 2025, determining the unification of the Berbigão and Sururu fields, located in the BM-S-11A concession, in the pre-salt layer of Santos Basin, operated by Petrobras with a 42.5% interest. The decision results in the reporting of production from the Berbigão and Sururu fields in a single field, increasing the rate applied to the corresponding collection of Special Participation related to the unified field, retroactively to the date of commencement of production. The arbitration procedure is in course, and a preliminary decision has been issued allowing the presentation of a financial guarantee for the difference in special participations resulting from the unification of the fields.

	3,879	2,686
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP and other agencies

3) Administrative and legal proceedings that discuss:

a) Difference in special participation and royalties in different fields;

b) Fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation. It also includes fines imposed by other agencies.

Current status: The claims involve lawsuits in different administrative and judicial stages. In 2025, the reduction refers, in particular, to the change in monetary indexation and interest rates, resulting from the application of the parameters of Law 14.905/2024 and the consolidated jurisprudence of the Superior Court of Justice (STJ).	1,989	1,863
Plaintiff: Federations Oil Workers, Unions, employees and retired personnel from Petros
4) Collective and individual actions that discuss topics related to Petros plans.
Current status: The matter involves proceedings at different judicial stages. In 2025, the reduction refers, in particular, to the change in monetary indexation and interest rates, resulting from the application of the parameters of Law 14.905/2024 and the consolidated jurisprudence of the STJ.	1,433	1,946
Plaintiff: Legal entities that participated in the purchase and sale of Petrobras assets
5) Judicial and arbitration proceedings that discuss asset sales carried out by Petrobras.
Current status: The matter involves proceedings in different judicial and arbitration stages. In 2025, the increased amount is mainly due to the reclassification of expected loss in a process.	559	264
6) Several civil proceedings, with emphasis on those related to expropriation and easement of passage and civil liability.	1,013	832
Total for civil matters	12,748	10,910

		Estimate
Description of environmental matters	12.31.2025	12.31.2024
Plaintiff: Several authors, notably: Ministério Público Federal, Ministérios Públicos Estaduais and public environmental bodies, such as IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis, state and municipal public bodies.
1) Several lawsuits of an environmental nature, with emphasis on action for alleged damage to fishermen due to the Company's operations, fines related to the Company's operations and public civil action for alleged environmental damage due to the sinking of Platform P-36. The decreased amount in 2025 is mainly due to the final and unappealable court decision favorable to Petrobras.	1,394	1,298
Total for environmental matters	1,394	1,298